Financial Instruments (Details) - Schedule of financial instruments by category - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets at fair value through profit or loss	$ 1,073,229
Financial assets at amortized cost (Note)	44,778,794	54,047,013
Financial assets, total	45,852,023	54,047,013
Financial liabilities
Financial liabilities at amortized cost (Note)	34,149,747	48,391,153
Warrant liabilities	2,042,410
Financial liabilities, total	$ 36,192,157	$ 48,391,153